Financial Debt (Tables)	12 Months Ended
Dec. 31, 2023
Financial Debt
Schedule of financial debt consists of recoverable cash advances, and other loans

	As at December 31
(in EUR 000)	2023	2022
Recoverable cash advances - Non-current	8,373	8,126
Recoverable cash advances - Current	301	305
Total Recoverable cash advances	8,674	8,431
Other loan - Non-current	—	63
Other loan - Current	63	83
Total other loans	63	146
Non-current	8,373	8,189
Current	364	388
Total Financial Debt	8,737	8,577

Schedule of recoverable cash advances received

	Contractual	Advances	Fixed	Variable
(in EUR 000)	advances	received	reimbursements*	reimbursements*
Sleep apnea device (6472)	1,600	1,600	588	7
First articles (6839)	2,160	2,160	561	11
Clinical trial (6840)	2,400	2,400	360	13
Activation chip improvements (7388)	1,467	1,467	66	18
Total	7,627	7,627	1,575	49

Schedule of detailed information about undiscounted recoverable cash advances

	As at December 31
(in EUR 000)	2023	2022
Recoverable cash advances received	7,627	7,627
Amounts to be reimbursed	15,254	15,254
Amounts reimbursed at year-end (interests included)	(1,843)	(1,429)
Total Recoverable cash advances (undiscounted)	13,411	13,825

Schedule of fair value recoverable cash advances

	As at December 31
(in EUR 000)	2023	2022
Contract 6472	1,629	1,571
Contract 6839	2,290	2,214
Contract 6840	2,818	2,790
Contract 7388	1,937	1,856
Total recoverable cash advances	8,674	8,431
Non-current	8,373	8,126
Current	301	305
Total recoverable cash advances	8,674	8,431

Schedule of detailed information about changes in recoverable cash advances

(in EUR 000)	2023	2022
As at January 1	8,431	8,127
Advances reimbursed (excluding interests)	(396)	(350)
Interests paid	(27)	(24)
Initial measurement and re-measurement	(324)	(247)
Discounting impact	990	925
As at December 31	8,674	8,431

Schedule of detailed information about sensitivity analysis fair value recoverable cash advances

Fair Value of Liabilities as of end of 2023 (in EUR 000)	Variation of revenue projections
Variation of discount rates *	(25)%	0%	25%
(25)%	9,224	9,604	9,879
0%	8,234	8,674	8,997
25%	7,388	7,868	8,223

* A change of -25% in the discount rates implies that the discount rate used for the fixed part of the recoverable cash advances is 3.8 % instead of 5.0 % while the one used for the variable part is 9.4 % instead of 12.5%.